Financial Income (Expenses), Net - Schedule of Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income:
Exchange differences, net			$ 1,524
Remeasurement of warrants liabilities	91	4,024	711
Bank deposits	100	79
Finance income in respect of loans from others		3,845	3,051
Total Income	191	7,948	286
Expenses:
Exchange differences, net	84	933
Finance expense, net	1,422	3,801
Bank commissions and other financial expenses	10	8	21
Total expenses	1,516	4,742	21
Total financial income (expenses), net	$ 1,325	$ 3,206	$ 5,265